Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Summary of ownership in subsidiaries
The following provides information about the Partnership's wholly-owned subsidiaries as at December 31, 2020:

Name of Subsidiary	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
ALP Ace BV	Netherlands	100%
ALP Centre BV	Netherlands	100%
ALP Defender BV	Netherlands	100%
ALP Forward BV	Netherlands	100%
ALP Guard BV	Netherlands	100%
ALP Ippon BV	Netherlands	100%
ALP Keeper BV	Netherlands	100%
ALP Maritime Contractors BV	Netherlands	100%
ALP Maritime Group BV	Netherlands	100%
ALP Maritime Holding BV	Netherlands	100%
ALP Maritime Services BV	Netherlands	100%
ALP Ocean Towage Holding BV	Netherlands	100%
ALP Striker BV	Netherlands	100%
ALP Sweeper BV	Netherlands	100%
ALP Winger BV	Netherlands	100%
Altera (Atlantic) Chartering ULC	Canada	100%
Altera (Atlantic) Management ULC	Canada	100%
Altera Al Rayyan LLC	Marshall Islands	100%
Altera do Brasil Servicos Maritimos Ltda.	Brazil	100%
Altera Grand Banks AS	Norway	100%
Altera Grand Banks Shipping AS	Norway	100%
Altera Infrastructure Crewing AS	Norway	100%
Altera Infrastructure Coöperatief U.A.	Netherlands	100%
Altera Infrastructure Finance Corp.	Marshall Islands	100%
Altera Infrastructure Group Ltd.	Marshall Islands	100%
Altera Infrastructure FSO Holdings Limited	United Kingdom	100%
Altera Infrastructure Holdings LLC	Marshall Islands	100%
Altera Infrastructure Holdings Pte. Ltd.	Singapore	100%
Altera Infrastructure Norway AS	Norway	100%
Altera Infrastructure Production (Singapore) Pte. Ltd.	Singapore	100%
Altera Infrastructure Production AS	Norway	100%
Altera Infrastructure Production Crew AS	Norway	100%
Altera Infrastructure Production Holdings AS	Norway	100%
Altera Infrastructure Production Holdings Limited	United Kingdom	100%
Altera Infrastructure Services Pte. Ltd	Singapore	100%
Altera Knarr AS	Norway	100%
Altera Libra Netherlands BV	Netherlands	100%
Altera Luxembourg S.a.r.l.	Luxembourg	100%
Altera Netherlands BV	Netherlands	100%

Altera Norway Hiload AS	Norway	100%
Altera Norway Holdings AS	Norway	100%
Altera Norway Marine AS	Norway	100%
Altera Operations Australia Pty Ltd.	Australia	100%
Altera Partners Holding AS	Norway	100%
Altera Petrojarl FPSO Petrolífera do Brasil Ltda.	Brazil	100%
Altera Petrojarl I Servicos de Petroleo Ltda.	Brazil	100%
Altera Piranema Servicos de Petroleo Ltda.	Brazil	100%
Altera Production UK Limited	United Kingdom	100%
Altera Shuttle Loading Pte. Ltd.	Singapore	100%
Altera Shuttle Tanker Finance LLC	Marshall Islands	100%
Altera Shuttle Tankers LLC	Marshall Islands	100%
Altera Varg Production Limited.	United Kingdom	100%
Altera Voyageur Production Limited.	United Kingdom	100%
Altera Wave AS	Norway	100%
Altera Wind AS	Norway	100%
Amundsen Spirit LLC	Marshall Islands	100%
Apollo Spirit LLC	Marshall Islands	100%
Arendal Spirit AS	Norway	100%
Arendal Spirit LLC	Marshall Islands	100%
Aurora Spirit AS	Norway	100%
Bossa Nova Spirit LLC	Marshall Islands	100%
Clipper LLC	Marshall Islands	100%
Current Spirit AS	Norway	100%
Dampier Spirit LLC	Marshall Islands	100%
Gina Krog AS	Norway	100%
Gina Krog Offshore Pte. Ltd.	Singapore	100%
Golar Nor (UK) Limited	United Kingdom	100%
Knarr LLC	Marshall Islands	100%
Lambada Spirit LLC	Marshall Islands	100%
Logitel Offshore Holding AS	Norway	100%
Logitel Offshore Norway AS	Norway	100%
Logitel Offshore Pte. Ltd.	Singapore	100%
Logitel Offshore Rig I Pte. Ltd.	Singapore	100%
Logitel Offshore Rig II Pte. Ltd.	Singapore	100%
Logitel Offshore Rig III LLC	Marshall Islands	100%
Nansen Spirit LLC	Marshall Islands	100%
Navion Bergen AS	Norway	100%
Navion Bergen LLC	Marshall Islands	100%
Navion Gothenburg AS	Norway	100%
Navion Offshore Loading AS	Norway	100%
Peary Spirit LLC	Marshall Islands	100%
Petrojarl I LLC	Marshall Islands	100%
Petrojarl I Production AS	Norway	100%
Piranema LLC	Marshall Islands	100%
Piranema Production AS	Norway	100%
Rainbow Spirit AS	Norway	100%
Salamander Production (UK) Limited	United Kingdom	100%
Samba Spirit LLC	Marshall Islands	100%
Scott Spirit LLC	Marshall Islands	100%
Sertanejo Spirit LLC	Marshall Islands	100%
Siri Holdings LLC	Marshall Islands	100%
Teekay Australia Offshore Holdings Pty Ltd.	Australia	100%
Teekay FSO Finance Pty Ltd.	Australia	100%

Teekay Hiload LLC	Marshall Islands	100%
Teekay Offshore Business Process Services (Philippines) Inc.	Philippines	100%
Tide Spirit AS	Norway	100%
Tiro Sidon UK L.L.P.	United Kingdom	100%
Teekay Petrojarl Offshore Siri AS	Norway	100%
TPO Siri LLC	Marshall Islands	100%
Varg LLC	Marshall Islands	100%
Varg Production AS	Norway	100%
Voyageur LLC	Marshall Islands	100%

The following table presents details of non-wholly owned subsidiaries of the Partnership:

Name of Subsidiary	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
KS Apollo Spirit	Norway	89%
Navion Gothenburg LLC	Marshall Islands	50%
Nordic Rio LLC	Marshall Islands	50%
Partrederiet Stena Ugland Shuttle Tankers I DA	Norway	50%
Partrederiet Stena Ugland Shuttle Tankers II DA	Norway	50%
Partrederiet Stena Ugland Shuttle Tankers III DA	Norway	50%
The following tables present the assets and liabilities from the Partnership’s investments in non-wholly owned subsidiaries as at December 31, 2020, December 31, 2019 and January 1, 2019, as well as of revenues, net income, other comprehensive income and distributions for the year ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Current assets	38,902	30,977	19,937
Non-current assets	48,960	88,457	128,628
Current liabilities	44,109	24,371	18,732
Non-current liabilities	—	28,847	41,502

	Year Ended December 31,
	2020	2019
	$	$
Revenues	47,050	55,655
Net income (loss) and other comprehensive income (loss)	(12,759)	(15,106)
Distributions paid to non-controlling interests	(4,750)	(3,636)

Summary of ownership interests in joint ventures
The following table presents details of the Partnership's joint ventures:

Name of Joint Venture	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
OOG-TKP FPSO GmbH	Austria	50%
OOG-TKP FPSO GmbH & Co KG	Austria	50%
OOG-TKP Oil Services Ltd.	Cayman Islands	50%
OOG-TK Libra GmbH	Austria	50%
OOG-TK Libra GmbH & Co KG	Austria	50%
OOGTK Libra Operator Holdings Limited	Cayman Islands	50%
OOGTK Libra Producao de Petroleo Ltda	Brazil	50%
OOG-TKP Operator Holdings Limited	Cayman Islands	50%
OOG-TKP Producao de Petroleo Ltda	Brazil	50%
TK-Ocyan Libra Oil Services Ltd.	Cayman Islands	50%
The Partnership's investment in the Libra Joint Venture (as defined below) includes its investments in the below entities:

Name of Joint Venture	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
OOG-TK Libra GmbH	Austria	50%
OOG-TK Libra GmbH & Co KG	Austria	50%
OOGTK Libra Operator Holdings Limited	Cayman Islands	50%
OOGTK Libra Producao de Petroleo Ltda	Brazil	50%
TK-Ocyan Libra Oil Services Ltd.	Cayman Islands	50%
The Partnership's investment in the Itajai Joint Venture (as defined below) includes its investments in the below entities:

Name of Joint Venture	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
OOG-TKP FPSO GmbH	Austria	50%
OOG-TKP FPSO GmbH & Co KG	Austria	50%
OOG-TKP Oil Services Ltd.	Cayman Islands	50%
OOG-TKP Operator Holdings Limited	Cayman Islands	50%
OOG-TKP Producao de Petroleo Ltda	Brazil	50%
The following tables presents summarized financial information assuming a 100% ownership interest in the Partnership’s equity-accounted investments.

	December 31, 2020			December 31, 2019			January 1, 2019
	Libra Joint Venture	Itajai Joint Venture	Total	Libra Joint Venture	Itajai Joint Venture	Total	Libra Joint Venture	Itajai Joint Venture	Total
	$	$	$	$	$	$	$	$	$
Current assets	123,576	29,605	153,181	126,154	33,565	159,719	114,949	34,314	149,263
Non-current assets	765,239	278,113	1,043,352	813,330	306,178	1,119,508	877,719	308,064	1,185,783
Current liabilities	83,028	43,681	126,709	80,321	46,741	127,062	87,392	47,403	134,795
Non-current liabilities	567,474	18,888	586,362	611,457	76,277	687,734	668,689	113,923	782,612
Net assets	238,313	245,149	483,462	247,706	216,725	464,431	236,587	181,052	417,639
Ownership interest	50%	50%	50%	50%	50%	50%	50%	50%	50%
Equity-accounted investments	119,157	122,575	241,731	123,853	108,363	232,216	118,294	90,526	208,819
Cash and cash equivalents	8,450	10,396	18,846	7,972	10,556	18,528	66,217	23,417	89,634
Current financial liabilities	66,223	35,533	101,756	62,676	35,954	98,630	58,281	31,782	90,063
Non-current financial liabilities	495,861	18,546	514,407	530,588	71,836	602,424	579,156	105,382	684,538

			Year ended December 31,
	2020	2020	2020	2019	2019	2019
	Libra Joint Venture	Itajai Joint Venture	Total	Libra Joint Venture	Itajai Joint Venture	Total
	$	$	$	$	$	$
Revenues	181,734	82,170	263,904	181,172	84,275	265,447
Depreciation and amortization	(48,408)	(16,419)	(64,827)	(47,282)	(16,371)	(63,653)
Interest expense	(20,493)	(8,373)	(28,866)	(34,798)	(6,938)	(41,736)
Interest income	83	170	253	203	—	203
Income tax (expense) recovery	(100)	(534)	(634)	(166)	(330)	(496)
Net income (loss) and other comprehensive income (loss)	43,882	27,960	71,842	34,686	32,850	67,536
Ownership interest	50%	50%	50%	50%	50%	50%
Equity-accounted income (loss)	21,941	13,980	35,921	17,343	16,425	33,768
Dividends received by the Partnership	27,492	2,250	29,742	15,405	2,250	17,655

The Partnership's investment in equity-accounted investments and its interest in the net income of its equity-accounted investments are included in the Partnership's FPSO segment.

Summary of vessels and equipment estimated useful life	Vessels and equipment are depreciated for each component of the asset classes as follows:

Component	Estimated Useful Life
Dry docks and Overhauls	2.5 - 5 years
Capital Modifications (1)	3 - 20 years
Vessels and Equipment (2)	9 - 35 years

(1)Includes field and contract specific equipment for the Partnership's FPSO units and FSO units, capital upgrades for the Partnership's shuttle tankers and mid-life refurbishments for the Partnership's UMS.
(2)Certain of the Partnership's FPSO units and FSO units have undergone conversions or capital upgrades prior to commencing operations under their current contracts. The estimated useful lives of such vessels is generally substantially lower than that of a comparable newbuilding vessel. For a newbuilding vessel, the Partnership uses an estimated useful life of 20 to 25 years for its FPSO units, 20 years for its shuttle tankers, 35 years for its UMS and 25 years for its towage and offshore installation (or Towage) vessels. The estimated useful life of the Partnership's FSO units are generally the contract term for the unit, inclusive of extension options.

	December 31, 2020	December 31, 2019
	$	$
Gross carrying amount:
Opening balance at beginning of year	3,531,827	3,548,501
Additions(1)	41,346	32,895
Dispositions(2)	(29,242)	(13,869)
Transferred from advances on newbuilding contracts	543,131	—
Vessels and equipment reclassified as held for sale(3)	(61,564)	(35,700)
Closing balance at end of year	4,025,498	3,531,827
Accumulated Depreciation and Impairment:
Opening balance at beginning of year	(506,111)	—
Depreciation and amortization(4)	(295,610)	(339,981)
Impairment expense, net(5)	(245,396)	(179,759)
Dispositions(2)	15,050	1,244
Vessels and equipment reclassified as held for sale(3)	35,984	12,385
Closing balance at end of year	(996,083)	(506,111)
Net book value	3,029,415	3,025,716
(1)Additions by segment for the year ended December 31, 2020 is as follows: FPSO $10.3 million, Shuttle Tanker $23.4 million, UMS $0.2 million and Towage $7.4 million (December 31, 2019 - FPSO $8.2 million, Shuttle Tanker $15.3 million, FSO $6.6 million, UMS $0.9 million and Towage $1.9 million). Additions include drydocks and overhauls, which are only included in the Partnership's Shuttle Tanker and Towage segments, and capital modifications.
(2)Includes the sale of vessels and the disposal upon the replacement of certain components of vessels and equipment.
(3)See Note 7 for additional information.
(4)Excludes depreciation and amortization on the Partnership's right-of-use assets. See Note 10 for additional details.(5)See below for additional information. Excludes impairment expense on vessels and equipment classified as held for sale during the year ended December 31, 2020 and 2019.
Summary of classification and measurement of financial assets and liabilities
The table below summarizes the Partnership’s classification and measurement of financial assets and liabilities:

	Measurement Category	Consolidated Statement of Financial Position Account
Financial assets
Cash and cash equivalents	Amortized cost	Cash and cash equivalents
Restricted cash	Amortized cost	Financial assets
Derivative instruments	FVTPL	Financial assets
Other financial assets	Amortized cost	Financial assets
Accounts receivable	Amortized cost	Accounts and other receivable, net
Due from related parties	Amortized cost	Due from related parties
Investment in finance leases	Amortized cost	Other assets
Financial liabilities
Accounts payable and other	Amortized cost	Accounts payable and other
Derivative instruments	FVTPL	Other financial liabilities
Obligations relating to finance leases	Amortized cost	Other financial liabilities
Due to related parties	Amortized cost	Due to related parties
Borrowings	Amortized cost	Borrowings

Disclosure of detailed information about fair value measurement hierarchical levels	Fair value hierarchical levels are based on the degree to which the inputs to the fair value measurement are observable. The levels are as follows:

Level 1 -	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset’s or liability’s anticipated life.
Level 3 -	Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.

Summary of judgement required in determining the composition of the lease and non-lease components of charters	Judgment is required in determining the composition of the lease and non-lease components of the Partnership's charters. The Partnership has determined the following for its charters:

	FPSO Contracts	CoA(2)	Time Charter	Bareboat Charter	Voyage Charter (1)
Lease component	Yes	Yes	Yes	Yes	Depends
Non-lease component	Yes	Yes	Yes	No	Depends
(1)The Partnership believes that the conclusion as to whether or not a voyage charter contains a lease component rests principally on whether the customer has the substantive right to select and change the load and discharge ports. If the customer does not have this substantive right then the charter would not contain a lease component. The Partnership has categorized the charters for its shuttle tankers that are priced on spot market rates, and its towage vessels, as voyage charters Based on the conclusion above, the Partnership has determined that the contracts for its shuttle tankers classified as voyage charters normally contain a lease, wheras the contracts for its towage vessels do not normally contain a lease.
(2)The Partnership has determined that as the relevant decisions about how and for what purpose the vessel is used are not predetermined under a CoA, but the customer has the right to make those relevant decisions, then the customer directs the use of the vessel. Based on this conclusion, the customer has the substantive right to select and change the load and discharge ports under a CoA charter and therefore the Partnership believes that a CoA charter contains a lease component, in addition to a non-lease component.

Disclosure of expected impact of initial application of new standards or interpretations
As at December 31, 2020, the Partnership had $1.8 billion of outstanding LIBOR-referenced borrowings summarized as follows:

	Principal	Weighted-average term	Transition Progress
	$	(years)
Revolving Credit Facilities	439,600	3.07	Expected to amend fallback clauses during 2021.
Term Loans	1,201,013	4.63	Expected to amend fallback clauses during 2021.
Public Bonds	200,000	3.80	Expected to amend fallback clauses during 2021.
Total	1,840,613	4.16